GMO U.S. Quality ETF Investment Strategy - GMO U.S. Quality ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equities of U.S. companies that the Fund’s adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO” or the “Adviser”), believes to be of high quality. GMO believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments and that will use cash flows to make investments with the potential for a high return on capital or to return cash to shareholders through dividends or share buybacks. Equity securities primarily include common and preferred stocks and, to a lesser extent, other stock-related securities, such as convertible securities, depositary receipts, equity real estate investment trusts (“REITs”), income trusts, and securities of other investment companies that invest primarily in equity securities.In selecting securities for purchase and sale by the Fund, GMO uses a combination of investment methods, typically considering both (1) systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and (2) judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. The weight that each systematic and judgmental factor is given for a particular security varies over time and depends on GMO’s assessment of the factor’s materiality and relevance to that security. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics with the objective of buying higher quality stocks at a discount to what GMO believes to be their fundamental fair (or intrinsic) value. The Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold, and GMO makes investment decisions for the Fund without regard to portfolio turnover rates. At times, the Fund may have substantial exposure to a single asset class, industry, sector, issuer, or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.As an alternative to investing directly in equities or in an attempt to obtain or adjust elements of its investment exposure, the Fund may invest in other ETFs. In addition, the Fund may lend its portfolio securities.Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of quality companies (see “Name Policies”). The term “quality company” means a company that (i) is included in an independently maintained index of quality companies (“Quality Index”); (ii) has financial and business characteristics that GMO determines to be similar to those of companies included in a Quality Index; or (iii) rates in the top 50% of GMO’s quality rankings for companies within the Fund’s investment universe. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.